SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	$ 2,343	$ 3,062	$ 5,438
Marketing and medical support	1,055	1,628	2,444
Depreciation and amortization	9	12	18
Shipping and delivery	192	236	111
Registration and marketing license fees	589	424	392
Selling and marketing	$ 4,188	$ 5,362	$ 8,403